Financial risk management and fair value estimates (Tables)	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Schedule of net monetary position (liability)/asset

	Net monetary position (Liability) / Asset
	06.30.20	06.30.19
Functional currency	US$	US$
Argentine Peso	(31,328)	(25,618)
Brazilian Reais	180	332
Bolivian Peso	(103)	(110)
Total	(31,251)	(25,396)

Schedule of derivative contract

	06.30.20
Type of derivative contract	Tons	Margin	Premium paid or (collected)	Derivatives at fair value	Gain / (Loss) for valuation at fair value at year-end
Forward:
Sales
Corn	152,531	70	-	(23)	7
Soybeans	86,421	60	-	(23)	227
Wheat	18,500	10	-	3	-
Livestock	54,450	-	-	-	(19)
Cotton	893	-	-	13	-
Ethanol	600	-	-	-	(8)
Purchase
Corn	46,480	(21)	-	8	-
Soybeans	16,665	22	-	5	-
Wheat	17,700	(3)	-	1	-
Options:
Sale put
Corn	40,265	-	-	(23)	(24)
Soybeans	35,572	-	-	(5)	47
Cotton	625	-	-	(5)	-
Livestock	-	-	-	-	(1)
Purchase put
Corn	-	-	-	(7)	-
Soybeans	1,000	-	-	(5)	-
Sale call
Corn	89,700	52	(5)	31	-
Soybeans	4,500	2	(17)	28	-
Wheat	8,000	4	-	3	-
Purchase call
Wheat	-	-	5	(5)	-
Soybeans	-	-	9	(4)	-
Total	573,902	196	(8)	(8)	229

	06.30.19
Type of derivative contract	Tons	Margin	Premium paid or (collected)	Derivatives at fair value	Gain / (Loss) for valuation at fair value at year-end
Forward:
Sales
Corn	123,905	35	-	(40)	(47)
Soybeans	184,592	129	-	(51)	(29)
Wheat	26,200	9	-	-	-
Livestock	6,930	-	-	-	-
Cotton	423	-	-	4	-
Ethanol	1,500	-	-	-	5
Purchase
Corn	86,262	(2)	-	4	4
Soybeans	61,284	(21)	-	6	6
Wheat	4,100	(1)	-	(1)	(1)
Options:
Sale put
Corn	25,949	-	-	(21)	(9)
Soybeans	54,407	-	-	(66)	106
Wheat	-	-	1	-	(1)
Cotton	1,473	-	-	(1)	-
Livestock	16,500	-	-	(1)	-
Purchase put
Corn	-	-	(1)	-	1
Wheat	-	-	(1)	-	1
Sale call
Corn	108,900	54	6	14	4
Soybeans	131,765	52	(1)	24	26
Wheat	14,400	2	(1)	4	6
Purchase call
Corn	-	-	(1)	(9)	3
Soybeans	-	-	(8)	-	-
Total	848,590	257	(6)	(134)	75

Schedule of liquidity risk management

	06.30.20
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	6,313	123	188	54	101	6,779
Borrowings	21,628	14,944	9,041	296	289	46,198
Finance lease obligations	790	515	335	270	1,074	2,984
Derivative financial instruments	243	19	-	-	-	262
Total	28,974	15,601	9,564	620	1,464	56,223

	06.30.19
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	5,844	44	39	33	80	6,040
Borrowings (excluding finance lease liabilities)	17,451	6,966	2,279	7,952	472	35,120
Finance lease obligations	11	-	-	-	332	343
Derivative financial instruments	229	-	-	-	-	229
Total	23,535	7,010	2,318	7,985	884	41,732

Schedule of capital structure of the group
	06.30.20	06.30.19
Gearing ratio (i)	63.03%	57.02%
Debt ratio (ii)	251.91%	218.38%

(i)	Calculated as total debt over total capital (including equity plus total debt).
(ii)	Calculated as total debt over total properties at fair value (including trading properties, properties, plant and equipment, investment properties, farmland rights to receive units under barter agreements).

Operation Center in Argentina [Member]
Statement Line Items [Line Items]
Schedule of net monetary position (liability)/asset
	Net monetary position (Liability) / Asset
	06.30.20		06.30.19
Functional currency	US$	NIS	US$	NIS
Argentine Peso	(38,397)	-	(21,134)	-
Uruguayan Peso	152	-	(274)	-
Total	(38,245)	-	(21,408)	-

Schedule of liquidity risk management

	06.30.20
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	1,546	156	69	219	1	1,991
Borrowings	38,402	3,283	27,280	65	216	69,246
Finance lease obligations	53	49	51	54	1,291	1,498
Derivative financial instruments	83	28	6	-	-	117
Total	40,084	3,516	27,406	338	1,508	72,852

	06.30.19
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	2,198	334	146	2	386	3,066
Borrowings (excluding finance lease liabilities)	13,110	19,562	3,787	2,475	21,871	60,805
Purchase obligations	1,827	-	-	-	-	1,827
Finance lease obligations	16	6	1	-	-	23
Derivative financial instruments	19	11	6	1	-	37
Total	17,170	19,913	3,940	2,478	22,257	65,758

Schedule of capital structure of the group
	06.30.20	06.30.19
Gearing ratio (iii)	49.57%	40.80%
Debt ratio (iv)	44.42%	47.54%

Operation Center In Israel [Member]
Statement Line Items [Line Items]
Schedule of liquidity risk management

	06.30.20
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	25,507	346	61	20	20	25,954
Borrowings	53,289	54,401	94,044	43,051	123,016	367,801
Finance lease obligations	5,238	4,026	2,854	1,806	6,588	20,512
Purchase obligations	5,695	854	590	-	-	7,139
Derivative financial instruments	20	-	-	-	-	20
Total	89,749	59,627	97,549	44,877	129,624	421,426

	06.30.19
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	21,615	426	204	-	-	22,245
Borrowings (excluding finance lease liabilities)	67,151	54,850	58,112	91,233	196,123	467,469
Finance lease obligations	34	34	1	-	-	69
Purchase obligations	4,282	1,365	750	495	-	6,892
Derivative financial instruments	34	-	-	-	-	34
Total	93,116	56,675	59,067	91,728	196,123	496,709

Schedule of capital structure of the group

	06.30.20	06.30.19
Gearing ratio (iii)	82.63%	83.68%
Debt ratio (iv)	244.57%	149.40%

(iii)	Calculated as total of borrowings over total borrowings plus equity attributable equity holders of the parent company.

(iv)	Calculated as total borrowings over total properties (including trading properties, property, plant and equipment, investment properties and rights to receive units under barter agreements).